SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2011
Cash Flow Supplemental Table

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Cash paid during the year:
Interest	¥648	¥2,675	¥1,637
Income taxes	51,927	20,988	34,994
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,676	¥1,557	¥1,003
Acquisitions of businesses:
Fair value of assets acquired	¥180,951	¥8,036	¥2,475
Fair value of liabilities assumed	(118,694)	(1,780)	(608)
Noncontrolling interests	(32)	(985)	—
Cash acquired	(14,784)	(942)	(422)

Subtotal	47,441	4,329	1,445

Additional payment for acquisitions of businesses in the past years	71	386	136

Total	¥47,512	¥4,715	¥1,581